Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities
Net (Loss) Income	$ (10,367)	$ 4,775	$ (13,817)	$ (39,991)
Adjustments to Reconcile Net (Loss) Income to Net Cash Used in Operating Activities
Stock based compensation	266	4,487	6,710	2,467
Debt extinguishment				4,824
Assumption of warrant liability				1,990
Amortization of debt discount	894	219	1,470	1,822
Change in fair market value of warrant liability	(236)	(18,523)	(29,582)	(5,446)
Deferred tax liability				(453)
Non-cash interest expense (paid-in kind)	1,260	1,238	4,938	1,192
Provision for credit losses	47	52	114	108
Depreciation and amortization	332	297	1,237	891
Amortization of right of use of assets	422	308
Loss on disposal of property and equipment		116	116	56
Write-off of prepaid inventory			596
Changes in Assets and Liabilities
Accounts receivable	(655)	(1,577)	(309)	(769)
Inventory	5,200	(1,966)	11,411	(22,732)
Prepaid expenses	(71)	(196)	852	(1,467)
Prepaid inventory	(87)	299	25	5,459
Other current assets	(591)	(129)	149	1,520
Other assets			1,198	1,196
Income taxes payable	174		6	(1,156)
Accounts payable and accrued expenses	(100)	6,465	(3,527)	4,428
Accrued tariffs	87	117	781	433
Uncertain tax position liability			(37)	128
Customer deposits	30	180	(37)	(196)
Total Adjustments	6,972	(8,613)	(3,889)	(5,705)
Net Cash Used in Operating Activities	(3,395)	(3,838)	(17,706)	(45,696)
Cash Flows From Investing Activities
Proceeds from disposal of property and equipment				35
Purchase of property and equipment	(817)	(589)	(6,885)	(6,862)
Net Cash Used in Investing Activities	(817)	(589)	(6,885)	(6,827)
Cash Flows From Financing Activities
Proceeds from public offering, net		597	24,177
Payments from public offering costs			(1,258)
Proceeds from note payable, related party	2,700	1,000	1,000
Repayment of note payable, related party	(2,700)		(1,000)
Proceeds from term loan				75,000
Repayment of note payable			(5,275)	(45,000)
Proceeds from exercise of public warrants		747	747
Payment of debt issuance costs				(4,032)
Proceeds from exercise of options		93	586	706
Proceeds from stock purchase agreement				15,000
Proceeds from exercise of investor warrants			546
Net Cash Provided by Financing Activities		2,437	19,523	41,674
Net Decrease in Cash and cash equivalents	(4,212)	(1,990)	(5,068)	(10,849)
Cash and cash equivalents - beginning of period	12,713	17,781	17,781	28,630
Cash and cash equivalents - end of period	8,501	15,791	12,713	17,781
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes			238	773
Cash paid for interest	2,390	2,003	9,102	2,252
Supplemental Non-Cash Items
Purchases of property and equipment, not yet paid	412	352	96	419
Recognition of warrant liability – Investor Warrants			13,762
Recognition of warrant liability – Penny Warrants			698
Non-cash impact of cash exercise of liability classified warrants			617
Cashless exercise of liability classified warrants		10,167	$ 12,629	$ 16,669
Recognition of right of use asset obtained in exchange for operating lease liability	$ 21,095